General (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 16, 2019	Dec. 31, 2019	Dec. 31, 2018		Mar. 01, 2019
State country code		NV
Date of incorporation		Mar. 22, 2013
Common stock, par value		$ 0.001	$ 0.001
Common stock, shares issued		26,884,921	16,130,952	[1]
Net loss		$ (1,829)	$ (524)
Net cash used in operating activities		$ (1,799)	$ (454)
Medigus Ltd [Member]
Common stock, par value
Common stock, shares issued					1,000,000
ScoutCam Ltd., [Member] | Securities Exchange Agreement [Member]
Equity ownership percentage	100.00%
Exchange agreement description	The Company entered into a Securities Exchange Agreement (the "Exchange Agreement"), with Medigus, pursuant to which Medigus assigned, transferred and delivered 100% of its holdings in ScoutCam to the Company, in exchange for consideration consisting of shares of the Company's common stock representing 60% of the issued and outstanding share capital of the Company immediately upon the closing of the Exchange Agreement (the "Closing"). The Exchange Agreement was conditioned on certain obligations by the respective parties, including, but not limited to, that the Company will have at least USD 3 million in cash on hand upon Closing, and that the Company will bear the costs and expenses in connection with the execution of the Exchange Agreement. In accordance with said obligations, the Company undertook to secure at least USD 3 million in funding prior to the Closing, based on a pre-money valuation of USD 10 million of the Company on a post-Closing basis. In addition, the Exchange Agreement provides that if ScoutCam achieves an aggregated amount of USD 33 million in sales within the first three years immediately after the Closing, the Company will issue to Medigus additional shares of Company's common stock representing 10% of the Company's issued and outstanding share capital as reflected on the date of the Closing.

[1]	Please refer to note 3.